Real Estate Assets Parenthetical for Depreciation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 5,888,973	$ 4,801,533	$ 4,262,600
Consolidated Entities [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 5,900,000	$ 4,800,000